UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Multimarket Income Trust

7/31/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par		Value ($)
Bonds – 97.5%
Aerospace – 0.5%
Bombardier, Inc., 6.3%, 2014 (n)		$1,210,000	$1,119,250
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,615,000	940,713
TransDigm Group, Inc., 7.75%, 2014		665,000	653,363

			$2,713,326

Airlines – 0.7%
American Airlines, Inc., 10.375%, 2019		$290,000	$292,175
AMR Corp., 7.858%, 2011		2,370,000	2,204,100
Continental Airlines, Inc., 7.339%, 2014		761,000	547,920
Delta Air Lines, Inc., 7.111%, 2011		650,000	620,750

			$3,664,945

Asset Backed & Securitized – 5.3%
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045 (z)		$2,000,000	$120,000
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		1,130,000	901,913
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040 (z)		4,000,000	1,476,400
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049		390,311	70,459
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	649,374
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		32,935	31,305
Crest Ltd., CDO, 7%, 2040		2,000,000	150,000
DEPFA Bank, 5.5%, 2010	EUR	960,000	1,391,219
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		$1,847,000	1,902,148
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		2,000,000	1,951,075
Falcon Franchise Loan LLC, FRN, 3.69%, 2025 (i)(z)		5,612,948	400,765
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)		25,339,914	285,203
First Union-Lehman Brothers Bank of America, FRN, 0.418%, 2035 (i)		20,431,524	315,453
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		1,211,585	1,250,438
GMAC LLC, FRN, 6.02%, 2033 (z)		2,542,000	2,006,539
GMAC LLC, FRN, 7.656%, 2034 (n)		1,853,000	1,442,981
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,590,000	1,478,612
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,590,000	1,481,825
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045		1,590,000	1,401,529
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		270,000	57,384
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.826%, 2030 (i)		4,884,987	120,351
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050		270,000	67,247
Morgan Stanley Capital I, Inc., FRN, 1.275%, 2039 (i)(z)		13,430,073	263,229
Mortgage Capital Funding, Inc., FRN, 2.212%, 2031 (i)		316,661	576
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)		2,490,000	2,377,824
Prudential Securities Secured Financing Corp., FRN, 7.284%, 2013 (z)		2,581,000	2,129,728
RMAC PLC, FRN, 1.483%, 2036 (n)	EUR	3,799	5,268
Structured Asset Securities Corp., FRN, 4.67%, 2035		$1,570,351	1,310,365
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,321,658
Wachovia Bank Commercial Mortgage Trust, FRN, 5.693%, 2047		1,496,845	244,421
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047		229,557	33,238

			$26,638,527

Automotive – 2.6%
Accuride Corp., 8.5%, 2015		$390,000	$69,225
Allison Transmission, Inc., 11%, 2015 (n)		2,535,000	2,306,850
FCE Bank PLC, 7.125%, 2012	EUR	2,450,000	3,125,325
Ford Motor Credit Co. LLC, 7.5%, 2012		$464,000	428,253
Ford Motor Credit Co. LLC, 12%, 2015		4,736,000	4,828,182
Goodyear Tire & Rubber Co., 9%, 2015		2,325,000	2,359,875
Goodyear Tire & Rubber Co., 10.5%, 2016		245,000	262,763

			$13,380,473

Broadcasting – 2.2%
Allbritton Communications Co., 7.75%, 2012		$1,270,000	$1,054,100

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Clear Channel Communications, Inc., 6.25%, 2011		$1,310,000	$563,300
Clear Channel Communications, Inc., 10.75%, 2016		190,000	57,475
Intelsat Jackson Holdings Ltd., 9.5%, 2016		2,825,000	2,923,875
Lamar Media Corp., 7.25%, 2013		1,460,000	1,408,900
Lamar Media Corp., 6.625%, 2015		340,000	299,200
Lamar Media Corp., “C”, 6.625%, 2015		365,000	313,900
LIN TV Corp., 6.5%, 2013		3,125,000	2,359,375
Local TV Finance LLC, 9.25%, 2015 (p)(z)		640,500	133,615
Newport Television LLC, 13%, 2017 (n)(p)		755,000	95,528
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		531,007	185,720
Nexstar Broadcasting Group, Inc., 7%, 2014		175,000	68,469
Univision Communications, Inc., 12%, 2014 (n)		160,000	170,400
Univision Communications, Inc., 9.75%, 2015 (n)(p)		1,985,000	1,238,971
Young Broadcasting, Inc., 8.75%, 2014 (d)		215,000	215

			$10,873,043

Brokerage & Asset Managers – 0.6%
Janus Capital Group, Inc., 6.95%, 2017		$2,555,000	$2,282,826
Nuveen Investments, Inc., 10.5%, 2015 (n)		1,010,000	717,100

			$2,999,926

Building – 1.6%
Associated Materials, Inc., 9.75%, 2012		$1,415,000	$1,218,669
Building Materials Corp. of America, 7.75%, 2014		1,015,000	935,069
CRH PLC, 8.125%, 2018		1,485,000	1,493,764
Nortek, Inc., 10%, 2013		1,445,000	1,275,213
Nortek, Inc., 8.5%, 2014		690,000	248,400
Owens Corning, 9%, 2019		1,365,000	1,414,240
Ply Gem Industries, Inc., 11.75%, 2013		1,960,000	1,479,800
USG Corp., 9.75%, 2014 (z)		200,000	204,000

			$8,269,155

Business Services – 1.5%
First Data Corp., 9.875%, 2015		$3,115,000	$2,628,281
Iron Mountain, Inc., 6.625%, 2016		1,250,000	1,154,688
SunGard Data Systems, Inc., 9.125%, 2013		1,510,000	1,540,200
SunGard Data Systems, Inc., 10.25%, 2015		1,440,000	1,476,000
Terremark Worldwide, Inc., 12%, 2017 (n)		705,000	712,050

			$7,511,219

Cable TV – 4.0%
CCO Holdings LLC, 8.75%, 2013		$2,370,000	$2,364,075
Charter Communications, Inc., 10.375%, 2014 (n)		1,310,000	1,306,725
Charter Communications, Inc., 10.875%, 2014 (n)		995,000	1,074,600
Cox Communications, Inc., 4.625%, 2013		1,744,000	1,791,322
CSC Holdings, Inc., 8.5%, 2014 (n)		820,000	844,600
CSC Holdings, Inc., 8.5%, 2015 (n)		2,070,000	2,132,100
DirectTV Holdings LLC, 7.625%, 2016		4,545,000	4,601,813
Mediacom LLC, 9.5%, 2013		1,215,000	1,208,925
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,310,369
Videotron LTEE, 6.875%, 2014		1,270,000	1,244,600
Virgin Media Finance PLC, 9.5%, 2016		680,000	697,000
Virgin Media, Inc., 9.125%, 2016		1,720,000	1,737,200

			$20,313,329

Chemicals – 0.6%
Dow Chemical Co., 8.55%, 2019		$870,000	$954,473
Linde Finance B.V., 6% to 2013, FRN to 2049	EUR	101,000	130,003
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		$838,000	821,240

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Momentive Performance Materials, Inc., 11.5%, 2016	$919,000	$459,500
Mosaic Co., 7.625%, 2016 (n)	695,000	739,847
Nalco Co., 7.75%, 2011	50,000	50,250

		$3,155,313

Computer Software – 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,967,000	$1,937,495

Conglomerates – 0.3%
Actuant Corp., 6.875%, 2017	$1,495,000	$1,366,056

Construction – 0.1%
Lennar Corp., 12.25%, 2017 (n)	$470,000	$526,400

Consumer Products – 0.6%
ACCO Brands Corp., 7.625%, 2015	$435,000	$315,375
Fortune Brands, Inc., 5.125%, 2011	1,179,000	1,199,102
Jarden Corp., 7.5%, 2017	1,440,000	1,382,400
Visant Holding Corp., 8.75%, 2013	290,000	291,450

		$3,188,327

Consumer Services – 1.9%
Corrections Corp. of America, 6.25%, 2013	$1,625,000	$1,592,500
GEO Group, Inc., 8.25%, 2013	220,000	216,700
KAR Holdings, Inc., 10%, 2015	2,010,000	1,768,800
KAR Holdings, Inc., FRN, 4.48%, 2014	1,135,000	919,350
Service Corp. International, 7.375%, 2014	500,000	486,250
Service Corp. International, 7%, 2017	3,300,000	3,069,000
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,390,000	1,292,700

		$9,345,300

Containers – 1.2%
Crown Americas LLC, 7.75%, 2015	$1,215,000	$1,233,225
Graham Packaging Holdings Co., 9.875%, 2014	1,625,000	1,555,938
Greif, Inc., 6.75%, 2017	1,515,000	1,427,888
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,690,000	1,728,025

		$5,945,076

Defense Electronics – 0.5%
L-3 Communications Corp., 6.125%, 2014	$500,000	$483,750
L-3 Communications Corp., 5.875%, 2015	2,300,000	2,179,250

		$2,663,000

Electronics – 0.2%
Flextronics International Ltd., 6.25%, 2014	$296,000	$278,240
Freescale Semiconductor, Inc., 8.875%, 2014	690,000	462,300
Jabil Circuit, Inc., 7.75%, 2016	350,000	336,501

		$1,077,041

Emerging Market Quasi-Sovereign – 8.6%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$1,515,000	$1,533,938
Ecopetrol S.A., 7.625%, 2019 (z)	821,000	857,945
Empresa Nacional del Petroleo, 6.25%, 2019 (n)	1,691,000	1,714,476
Export-Import Bank of Korea, 5.875%, 2015	1,373,000	1,383,475
Gaz Capital S.A., 8.125%, 2014 (z)	2,200,000	2,222,000
Gazprom International S.A., 7.201%, 2020	690,971	680,607
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	1,488,000	1,395,000
KazMunaiGaz Finance B.V., 8.375%, 2013	1,078,000	1,010,625
KazMunaiGaz Finance B.V., 11.75%, 2015 (z)	1,799,000	1,870,960
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	652,395
Korea National Oil Corp., 5.375%, 2014 (z)	1,451,000	1,481,834

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Majapahit Holding B.V., 7.25%, 2017 (n)	$1,469,000	$1,388,205
Majapahit Holding B.V., 7.25%, 2017	1,425,000	1,346,625
Mubadala Development Co., 7.625%, 2019 (n)	2,716,000	2,906,120
National Power Corp., 7.25%, 2019 (n)	769,000	784,380
National Power Corp., FRN, 4.911%, 2011	388,000	392,112
OAO Gazprom, 6.212%, 2016	1,886,000	1,670,996
Pemex Project Funding Master Trust, 5.75%, 2018	3,376,000	3,325,360
Petrobras International Finance Co., 7.875%, 2019	3,165,000	3,514,100
Petroleos Mexicanos, 8%, 2019 (n)	1,382,000	1,558,205
Qtel International Finance Ltd., 6.5%, 2014 (n)	669,000	704,644
Qtel International Finance Ltd., 7.875%, 2019 (n)	1,188,000	1,293,472
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,510,000	2,748,882
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (z)	611,000	624,433
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (z)	1,464,000	1,521,493
Russian Agricultural Bank, 7.125%, 2014	2,257,000	2,247,746
TDIC Finance Ltd., 6.5%, 2014 (n)	1,138,000	1,174,514
TransCapitalInvest Ltd., 5.67%, 2014	2,007,000	1,866,510

		$43,871,052

Emerging Market Sovereign – 7.9%
Emirate of Abu Dhabi, 6.75%, 2019	$1,154,000	$1,233,213
Emirate of Abu Dhabi, 6.75%, 2019 (n)	329,000	351,583
Federative Republic of Brazil, 6%, 2017	1,825,000	1,895,263
Federative Republic of Brazil, 5.875%, 2019	326,000	333,824
Federative Republic of Brazil, 7.125%, 2037	319,000	351,219
Republic of Argentina, 8.28%, 2033	2,882,302	1,678,941
Republic of Argentina, 0%, 2009	672,925	667,717
Republic of Argentina, FRN, 1.683%, 2012	1,953,150	1,354,083
Republic of Colombia, 7.375%, 2017	1,237,000	1,354,515
Republic of Colombia, 7.375%, 2019	716,000	776,860
Republic of Indonesia, 10.375%, 2014 (n)	433,000	515,270
Republic of Indonesia, 6.875%, 2018 (n)	516,000	523,740
Republic of Indonesia, 6.875%, 2018	1,676,000	1,701,140
Republic of Indonesia, 11.625%, 2019 (n)	1,301,000	1,749,845
Republic of Indonesia, 7.75%, 2038 (n)	574,000	556,780
Republic of Panama, 9.375%, 2029	2,908,000	3,664,080
Republic of Peru, 8.375%, 2016	3,213,000	3,759,210
Republic of Peru, 7.125%, 2019	391,000	423,844
Republic of Peru, 7.35%, 2025	544,000	588,336
Republic of Philippines, 9.375%, 2017	1,576,000	1,859,680
Republic of Philippines, 6.5%, 2020	296,000	296,740
Republic of Poland, 6.375%, 2019	542,000	561,404
Republic of South Africa, 6.875%, 2019	284,000	310,270
Republic of Turkey, 7.5%, 2017	297,000	314,449
Republic of Turkey, 7%, 2019	1,953,000	1,999,384
Republic of Turkey, 7.5%, 2019	457,000	479,850
Republic of Uruguay, 9.25%, 2017	1,138,000	1,311,545
Republic of Venezuela, 5.75%, 2016	2,090,000	1,233,100
Republic of Venezuela, 9%, 2023	2,000,000	1,290,000
Republic of Venezuela, 7.65%, 2025	1,345,000	773,375
Russian Federation, FRN, 7.5%, 2030	2,330,880	2,356,520
State of Qatar, 5.15%, 2014 (n)	1,449,000	1,497,904
State of Qatar, 6.55%, 2019 (n)	1,055,000	1,107,750
United Mexican States, 5.625%, 2017	1,364,000	1,391,280

		$40,262,714

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 4.6%
Anadarko Petroleum Corp., 6.45%, 2036	$270,000	$271,010
Chaparral Energy, Inc., 8.875%, 2017	1,200,000	744,000
Chesapeake Energy Corp., 9.5%, 2015	455,000	482,869
Chesapeake Energy Corp., 6.375%, 2015	2,740,000	2,555,050
Chesapeake Energy Corp., 6.875%, 2016	710,000	667,400
Forest Oil Corp., 8.5%, 2014 (n)	245,000	248,675
Forest Oil Corp., 7.25%, 2019	1,520,000	1,445,900
Hilcorp Energy I LP, 9%, 2016 (n)	1,765,000	1,623,800
Mariner Energy, Inc., 8%, 2017	1,790,000	1,557,300
McMoRan Exploration Co., 11.875%, 2014	1,360,000	1,247,800
Newfield Exploration Co., 6.625%, 2014	435,000	419,775
Newfield Exploration Co., 6.625%, 2016	400,000	386,000
OPTI Canada, Inc., 8.25%, 2014	1,820,000	1,201,200
Penn Virginia Corp., 10.375%, 2016	1,610,000	1,716,663
Petrohawk Energy Corp., 10.5%, 2014 (n)	1,090,000	1,166,300
Plains Exploration & Production Co., 7%, 2017	2,560,000	2,425,600
Quicksilver Resources, Inc., 8.25%, 2015	1,675,000	1,608,000
Quicksilver Resources, Inc., 7.125%, 2016	520,000	436,800
Range Resources Corp., 8%, 2019	1,315,000	1,338,013
SandRidge Energy, Inc., 9.875%, 2016 (n)	330,000	333,300
SandRidge Energy, Inc., 8%, 2018 (n)	1,785,000	1,624,350

		$23,499,805

Entertainment – 0.7%
AMC Entertainment, Inc., 11%, 2016	$1,895,000	$1,913,950
AMC Entertainment, Inc., 8.75%, 2019 (n)	890,000	876,650
Cinemark USA, Inc., 8.625%, 2019 (n)	920,000	952,200

		$3,742,800

Financial Institutions – 1.6%
GMAC LLC, 6.875%, 2011 (n)	$3,871,000	$3,570,998
GMAC LLC, 7%, 2012 (n)	625,000	565,625
GMAC LLC, 6.75%, 2014 (n)	1,445,000	1,242,700
GMAC LLC, 8%, 2031 (n)	1,093,000	836,145
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	2,500,000	775,000
International Lease Finance Corp., 5.875%, 2013	1,248,000	869,145
International Lease Finance Corp., 5.625%, 2013	475,000	331,487

		$8,191,100

Food & Beverages – 1.4%
ARAMARK Corp., 8.5%, 2015	$1,495,000	$1,506,213
B&G Foods, Inc., 8%, 2011	375,000	376,875
Dean Foods Co., 7%, 2016	2,235,000	2,106,488
Del Monte Corp., 6.75%, 2015	1,825,000	1,774,813
Tyson Foods, Inc., 7.85%, 2016	1,520,000	1,535,200

		$7,299,589

Food & Drug Stores – 0.3%
CVS Caremark Corp., 6.125%, 2016	$1,300,000	$1,408,583

Forest & Paper Products – 1.6%
Buckeye Technologies, Inc., 8.5%, 2013	$725,000	$703,250
Celulosa Arauco y Constitucion S.A., 7.25%, 2019 (z)	272,000	281,738
Georgia-Pacific Corp., 7.125%, 2017 (n)	2,395,000	2,335,125
Georgia-Pacific Corp., 8%, 2024	200,000	178,500
Graphic Packaging International Corp., 9.5%, 2013	1,145,000	1,140,706
International Paper Co., 7.4%, 2014	1,500,000	1,602,864
Jefferson Smurfit Corp., 8.25%, 2012 (d)	940,000	474,700
PE Paper Escrow GmbH, 12%, 2014 (z)	218,000	216,910

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Forest & Paper Products – continued
Smurfit-Stone Container Corp., 8%, 2017 (d)		$144,000	$72,360
Stora Enso Oyj, 6.404%, 2016 (n)		1,580,000	1,169,200
UPM-Kymmene Corp., 6.125%, 2012	EUR	100,000	142,552

			$8,317,905

Gaming & Lodging – 4.3%
Ameristar Casinos, Inc., 9.25%, 2014 (n)		$510,000	$525,300
Boyd Gaming Corp., 6.75%, 2014		2,390,000	2,133,075
Firekeepers Development Authority, 13.875%, 2015 (n)		205,000	205,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		405,000	12,150
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)		1,500,000	1,518,750
Harrah’s Operating Co., Inc., 10%, 2018 (n)		2,000	1,400
Harrah’s Operating Co., Inc., 10%, 2018 (n)		2,405,000	1,683,500
Host Hotels & Resorts, Inc., 7.125%, 2013		395,000	383,150
Host Hotels & Resorts, Inc., 6.75%, 2016		1,895,000	1,757,613
Host Hotels & Resorts, Inc., 9%, 2017 (n)		745,000	750,588
MGM Mirage, 6.75%, 2013		1,155,000	880,688
MGM Mirage, 5.875%, 2014		1,565,000	1,126,800
MGM Mirage, 10.375%, 2014 (n)		190,000	203,775
MGM Mirage, 7.5%, 2016		1,005,000	733,650
MGM Mirage, 11.125%, 2017 (n)		470,000	517,000
Pinnacle Entertainment, Inc., 7.5%, 2015		4,195,000	3,723,063
Royal Caribbean Cruises Ltd., 7%, 2013		755,000	675,725
Royal Caribbean Cruises Ltd., 11.875%, 2015		980,000	1,009,400
Scientific Games Corp., 6.25%, 2012		825,000	800,250
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		1,150,000	1,150,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		990,000	891,000
Station Casinos, Inc., 6%, 2012 (d)		1,080,000	324,000
Station Casinos, Inc., 6.5%, 2014 (d)		325,000	4,875
Station Casinos, Inc., 6.875%, 2016 (d)		1,450,000	21,750
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		573,000	74,490
Wyndham Worldwide Corp., 6%, 2016		955,000	809,614

			$21,916,606

Industrial – 0.4%
Baldor Electric Co., 8.625%, 2017		$1,005,000	$1,007,513
JohnsonDiversey, Inc., 9.625%, 2012	EUR	185,000	241,268
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$665,000	674,975

			$1,923,756

Insurance – 0.6%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$1,663,920
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	161,629
ING Groep N.V., 5.775% to 2015, FRN to 2049		$2,200,000	1,386,000

			$3,211,549

Insurance - Property & Casualty – 0.7%
USI Holdings Corp., FRN, 4.324%, 2014 (n)		$1,495,000	$1,046,500
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)		500,000	406,375
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		2,700,000	2,241,000

			$3,693,875

International Market Quasi-Sovereign – 0.1%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	264,000	$260,390

International Market Sovereign – 8.2%
Federal Republic of Germany, 5.25%, 2010	EUR	2,284,000	$3,388,464
Federal Republic of Germany, 3.75%, 2015		77,000	116,197
Federal Republic of Germany, 6.25%, 2030		549,000	1,010,828
Government of Canada, 4.5%, 2015	CAD	678,000	684,816

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Canada, 5.75%, 2033		$159,000	$185,358
Government of Japan, 0.8%, 2010	JPY	119,000,000	1,269,071
Government of Japan, 1.5%, 2012		350,000,000	3,815,257
Government of Japan, 1.3%, 2014		144,000,000	1,561,365
Government of Japan, 1.7%, 2017		331,600,000	3,660,230
Government of Japan, 2.2%, 2027		319,200,000	3,441,966
Kingdom of Belgium, 5.5%, 2017	EUR	746,000	1,212,185
Kingdom of Netherlands, 3.75%, 2014		685,000	1,026,269
Kingdom of Spain, 5.35%, 2011		1,826,000	2,816,348
Kingdom of Spain, 4.6%, 2019		480,000	727,210
Kingdom of Sweden, 4.5%, 2015	SEK	1,750,000	263,041
Republic of Austria, 4.65%, 2018	EUR	439,000	672,322
Republic of France, 4.75%, 2012		452,000	698,879
Republic of France, 4.75%, 2035		1,277,000	1,994,255
Republic of Greece, 3.6%, 2016		1,398,000	1,985,515
Republic of Ireland, 4.6%, 2016		835,000	1,229,637
Republic of Italy, 4.75%, 2013		2,872,000	4,401,574
Republic of Italy, 5.25%, 2017		1,711,000	2,712,405
Republic of Portugal, 4.45%, 2018		267,000	400,443
United Kingdom Treasury, 8%, 2015	GBP	483,000	1,027,269
United Kingdom Treasury, 8%, 2021		346,000	803,542
United Kingdom Treasury, 4.25%, 2036		473,000	756,503

			$41,860,949

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.125%, 2014		$1,135,000	$1,066,900

Major Banks – 1.3%
Bank of America Corp., 8% to 2018, FRN to 2059		$885,000	$756,932
Bank of Ireland, 7.4%, 2049	EUR	250,000	163,909
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		$2,099,000	1,421,772
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR	100,000	119,868
Groupe BPCE S.A., 10%, 2049		1,958,000	2,153,800
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		599,000	541,135
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049		330,000	399,796
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		990,000	869,300

			$6,426,512

Medical & Health Technology & Services – 4.6%
Biomet, Inc., 10%, 2017		$1,035,000	$1,120,388
Biomet, Inc., 11.625%, 2017		925,000	1,003,625
Community Health Systems, Inc., 8.875%, 2015		2,955,000	3,043,650
Cooper Cos., Inc., 7.125%, 2015		1,020,000	958,800
Dasa Finance Corp., 8.75%, 2018		800,000	801,000
DaVita, Inc., 6.625%, 2013		198,000	194,535
DaVita, Inc., 7.25%, 2015		1,356,000	1,328,880
Fisher Scientific International, Inc., 6.125%, 2015		1,500,000	1,530,000
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		875,000	945,000
HCA, Inc., 8.75%, 2010		1,220,000	1,232,200
HCA, Inc., 9.25%, 2016		4,555,000	4,748,588
HCA, Inc., 8.5%, 2019 (n)		765,000	784,125
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,250,595
Psychiatric Solutions, Inc., 7.75%, 2015		1,025,000	971,188
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		440,000	405,900
U.S. Oncology, Inc., 10.75%, 2014		1,235,000	1,222,650
Universal Hospital Services, Inc., 8.5%, 2015 (p)		800,000	776,000
VWR Funding, Inc., 11.25%, 2015 (p)		1,300,000	1,135,875

			$23,452,999

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.2%
Arch Coal, Inc., 8.75%, 2016 (z)	$535,000	$540,350
Arch Western Finance LLC, 6.75%, 2013	2,075,000	2,012,750
FMG Finance Ltd., 10.625%, 2016 (n)	1,735,000	1,791,388
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	3,350,000	3,551,000
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	195,000	187,563
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,281,315
Peabody Energy Corp., 5.875%, 2016	1,970,000	1,832,100

		$11,196,466

Natural Gas - Distribution – 0.5%
AmeriGas Partners LP, 7.25%, 2015	$1,830,000	$1,793,400
AmeriGas Partners LP, 7.125%, 2016	15,000	14,550
Inergy LP, 6.875%, 2014	870,000	822,150

		$2,630,100

Natural Gas - Pipeline – 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,800,000	$1,476,000
Atlas Pipeline Partners LP, 8.75%, 2018	375,000	300,000
CenterPoint Energy, Inc., 7.875%, 2013	1,250,000	1,346,581
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	2,340,000	2,307,776
El Paso Corp., 8.25%, 2016	925,000	943,500
El Paso Corp., 7.25%, 2018	1,315,000	1,277,323
El Paso Corp., 7.75%, 2032	299,000	267,983
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,182,950
MarkWest Energy Partners LP, 6.875%, 2014 (n)	925,000	814,000
MarkWest Energy Partners LP, 8.75%, 2018	220,000	204,600
Williams Partners LP, 7.25%, 2017	570,000	558,600

		$10,679,313

Network & Telecom – 2.8%
BellSouth Corp., 6.55%, 2034	$3,213,000	$3,346,796
Cincinnati Bell, Inc., 8.375%, 2014	750,000	742,500
Citizens Communications Co., 9.25%, 2011	1,615,000	1,665,469
Citizens Communications Co., 9%, 2031	870,000	800,400
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	715,000	725,725
Qwest Communications International, Inc., 7.25%, 2011	385,000	383,075
Qwest Corp., 7.875%, 2011	295,000	300,900
Qwest Corp., 8.875%, 2012	2,450,000	2,541,875
Qwest Corp., 8.375%, 2016 (n)	457,000	468,425
Telemar Norte Leste S.A., 9.5%, 2019 (n)	1,753,000	1,991,846
Windstream Corp., 8.625%, 2016	1,285,000	1,304,275

		$14,271,286

Other Banks & Diversified Financials – 0.7%
Bosphorus Financial Services Ltd., FRN, 2.25%, 2012	$1,375,000	$1,201,720
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	626,000	500,800
Woori America Bank, 7%, 2015 (z)	341,000	356,345
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,510,000	1,410,237

		$3,469,102

Pollution Control – 0.1%
Allied Waste North America, Inc., 7.125%, 2016	$625,000	$645,313

Precious Metals & Minerals – 1.0%
Alrosa Finance S.A., 8.875%, 2014	$1,770,000	$1,690,350
Teck Resources Ltd., 9.75%, 2014 (n)	985,000	1,095,813
Teck Resources Ltd., 10.75%, 2019 (n)	1,865,000	2,170,394

		$4,956,557

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Printing & Publishing – 0.6%
American Media Operations, Inc., 9%, 2013 (p)(z)		$28,501	$13,616
American Media Operations, Inc., 14%, 2013 (p)(z)		297,571	138,280
Bertelsmann U.S. Finance, Inc., 4.625%, 2010	EUR	148,000	213,807
Dex Media West LLC, 9.875%, 2013 (d)		$2,324,000	429,940
Idearc, Inc., 8%, 2016 (d)		499,000	21,831
Nielsen Finance LLC, 10%, 2014		1,585,000	1,592,925
Nielsen Finance LLC, 11.5%, 2016		725,000	759,438

			$3,169,837

Railroad & Shipping – 0.1%
Kansas City Southern Railway, 8%, 2015		$465,000	$451,050

Real Estate – 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)		$365,000	$366,825

Retailers – 1.9%
Couche-Tard, Inc., 7.5%, 2013		$715,000	$714,106
Dollar General Corp., 11.875%, 2017 (p)		660,000	739,200
Home Depot, Inc., 5.875%, 2036		846,000	781,744
Limited Brands, Inc., 5.25%, 2014		855,000	736,452
Macy’s Retail Holdings, Inc., 5.35%, 2012		410,000	402,106
Macy’s Retail Holdings, Inc., 5.75%, 2014		1,725,000	1,594,057
Neiman Marcus Group, Inc., 10.375%, 2015		1,320,000	950,400
Rite Aid Corp., 9.75%, 2016 (n)		710,000	749,050
Rite Aid Corp., 7.5%, 2017		985,000	842,175
Sally Beauty Holdings, Inc., 10.5%, 2016		770,000	793,100
Toys “R” Us, Inc., 10.75%, 2017 (z)		1,365,000	1,399,125

			$9,701,515

Specialty Chemicals – 0.4%
Ashland, Inc., 9.125%, 2017 (n)		$1,865,000	$1,967,575

Specialty Stores – 0.2%
GSC Holdings Corp., 8%, 2012		$440,000	$446,600
Michaels Stores, Inc., 10%, 2014		180,000	169,200
Payless ShoeSource, Inc., 8.25%, 2013		255,000	247,350

			$863,150

Supermarkets – 0.5%
Delhaize America, Inc., 9%, 2031		$983,000	$1,230,240
SUPERVALU, Inc., 8%, 2016		1,040,000	1,032,200

			$2,262,440

Supranational – 0.4%
Central American Bank, 4.875%, 2012 (n)		$521,000	$524,754
European Investment Bank, 5.125%, 2017		1,500,000	1,622,630

			$2,147,384

Telecommunications - Wireless – 2.2%
Cricket Communications, Inc., 7.75%, 2016 (n)		$735,000	$731,325
Crown Castle International Corp., 9%, 2015		1,830,000	1,932,938
Crown Castle International Corp., 7.75%, 2017 (n)		470,000	479,400
Digicel Group Ltd., 12%, 2014 (n)		230,000	242,650
MetroPCS Wireless, Inc., 9.25%, 2014		2,355,000	2,437,425
Nextel Communications, Inc., 6.875%, 2013		1,885,000	1,720,063
SBA Telecommunications, Inc., 8%, 2016 (z)		340,000	343,400
SBA Telecommunications, Inc., 8.25%, 2019 (z)		295,000	299,425
Sprint Nextel Corp., 8.375%, 2012		810,000	820,125
Sprint Nextel Corp., 8.75%, 2032		1,610,000	1,386,613
Wind Acquisition Finance S.A., 10.75%, 2015 (z)		602,000	638,120

			$11,031,484

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.2%
Frontier Communications Corp., 8.25%, 2014	$875,000	$885,938

Tobacco – 0.5%
Alliance One International, Inc., 10%, 2016 (n)	$680,000	$669,800
Reynolds American, Inc., 6.75%, 2017	2,016,000	2,027,241

		$2,697,041

Transportation - Services – 0.7%
Commercial Barge Line Co., 12.5%, 2017 (z)	$530,000	$507,475
Hertz Corp., 8.875%, 2014	2,130,000	2,050,125
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	779,100

		$3,336,700

U.S. Treasury Obligations – 3.0%
U.S. Treasury Bonds, 5.375%, 2031	$3,386,000	$3,887,023
U.S. Treasury Bonds, 4.5%, 2036 (f)	11,029,000	11,366,763

		$15,253,786

Utilities - Electric Power – 5.3%
AES Corp., 8%, 2017	$3,435,000	$3,366,300
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	805,000	860,717
Beaver Valley Funding Corp., 9%, 2017	2,040,000	2,013,949
Calpine Corp., 8%, 2016 (n)	940,000	944,700
CenterPoint Energy, Inc., 6.5%, 2018	600,000	569,262
Dynegy Holdings, Inc., 7.5%, 2015	2,320,000	2,030,000
Dynegy Holdings, Inc., 7.75%, 2019	570,000	453,863
Edison Mission Energy, 7%, 2017	1,640,000	1,305,850
ELETROBRAS S.A., 6.875%, 2019 (z)	217,000	219,441
Enersis S.A., 7.375%, 2014	357,000	385,845
HQI Transelec Chile S.A., 7.875%, 2011	883,000	926,309
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	251,000	261,981
ISA Capital do Brasil S.A., 7.875%, 2012	1,230,000	1,283,813
Mirant Americas Generation LLC, 8.3%, 2011	200,000	203,250
Mirant North America LLC, 7.375%, 2013	1,630,000	1,609,625
NRG Energy, Inc., 7.375%, 2016	3,640,000	3,521,700
RRI Energy, Inc., 7.875%, 2017	578,000	533,205
System Energy Resources, Inc., 5.129%, 2014 (z)	1,572,375	1,556,682
Texas Competitive Electric Holdings LLC, 10.25%, 2015	4,255,000	3,340,175
Waterford 3 Funding Corp., 8.09%, 2017	1,685,897	1,622,473

		$27,009,140

Utilities - Gas – 0.1%
Empresas Publicas de Medellin, 7.625%, 2019 (z)	$366,000	$379,542

Total Bonds		$495,346,579

Floating Rate Loans (g)(r) – 3.0%
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.59%, 2014	$124,488	$84,108
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.38%, 2014	2,299,870	1,553,849

		$1,637,957

Automotive – 0.5%
Accuride Corp., Term Loan, 3%, 2012	$62,041	$56,767
Allison Transmission, Inc., Term Loan B, 3.05%, 2014	753,808	649,217
Federal-Mogul Corp., Term Loan B, 2.24%, 2014	490,524	369,732
Ford Motor Co., Term Loan B, 3.49%, 2013	909,911	771,402
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.04%, 2014	713,967	655,660

		$2,502,778

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Broadcasting – 0.1%
Gray Television, Inc., Term Loan, 3.81%, 2014	$334,586	$210,162

Building – 0.1%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$385,283	$344,667

Business Services – 0.3%
First Data Corp., Term Loan B-1, 3.03%, 2014	$1,615,110	$1,356,692

Cable TV – 0.3%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$1,200,290	$1,120,171
CSC Holdings, Inc., Incremental Term Loan, 2.03%, 2013	488,442	471,225

		$1,591,396

Electronics – 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.05%, 2013	$207,300	$152,440

Gaming & Lodging – 0.2%
MGM Mirage, Term Loan, 2011 (o)	$1,198,485	$984,424

Retailers – 0.1%
Toys “R” Us, Inc., Term Loan B, 4.53%, 2012	$413,781	$397,378

Specialty Chemicals – 0.2%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$212,509	$219,504
LyondellBasell, DIP Term Loan B-3, 5.81%, 2009	212,300	178,155
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.78%, 2013 (o)	24,937	10,754
LyondellBasell, Dutch Tranche Term Loan, 3.78%, 2013 (o)	57,923	24,979
LyondellBasell, German Tranche Term Loan B-1, 4.03%, 2014 (o)	71,585	30,871
LyondellBasell, German Tranche Term Loan B-2, 4.03%, 2014 (o)	71,585	30,871
LyondellBasell, German Tranche Term Loan B-3, 4.03%, 2014 (o)	71,596	30,876
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.78%, 2013 (o)	93,501	40,322
LyondellBasell, U.S. Tranche Term Loan, 3.78%, 2013 (o)	178,180	76,840
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	310,473	133,891
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	310,477	133,893
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	310,477	133,893

		$1,044,849

Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 2.56%, 2013	$1,329,073	$1,090,315

Utilities - Electric Power – 0.7%
Calpine Corp., Term Loan, 3.47%, 2014	$1,828,447	$1,677,601
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.8%, 2014	2,640,181	2,025,101

		$3,702,702

Total Floating Rate Loans		$15,015,760

Preferred Stocks – 0.0%
Financial Institutions – 0.0%
Preferred Blocker, Inc., 7% (z)	371	$170,834

Common Stocks – 0.0%
Printing & Publishing – 0.0%
American Media, Inc. (a)	5,455	$7,310
Golden Books Family Entertainment, Inc. (a)	19,975	0

Total Common Stocks		$7,310

Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)	1,250,000	$0

Money Market Funds (v) – 3.6%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	18,166,807	$18,166,807

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Total Investments	$528,707,290

Other Assets, Less Liabilities – (4.1)%	(20,616,854)

Net Assets – 100.0%	$508,090,436

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $94,989,368, representing 18.69% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045	9/21/04	$1,767,145	$120,000
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	18,226	13,616
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	161,152	138,280
Arch Coal, Inc., 8.75%, 2016	7/28/09	521,436	540,350
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040	3/01/06	4,000,000	1,476,400
Celulosa Arauco y Constitucion S.A., 7.25%, 2019	7/22/09	269,035	281,738
Commercial Barge Line Co., 12.5%, 2017	7/01/09 - 7/20/09	505,208	507,475
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	1,951,075
ELETROBRAS S.A., 6.875%, 2019	7/23/09	215,073	219,441
Ecopetrol S.A., 7.625%, 2019	7/16/09	818,061	857,945
Empresas Publicas de Medellin, 7.625%, 2019	7/22/09	359,749	379,542
Falcon Franchise Loan LLC, FRN, 3.69%, 2025	1/29/03	624,514	400,765
GMAC LLC, FRN, 6.02%, 2033	11/17/00	2,438,085	2,006,539
Gaz Capital S.A., 8.125%, 2014	7/22/09	2,200,000	2,222,000
KazMunaiGaz Finance B.V., 11.75%, 2015	7/16/09 - 7/28/09	1,785,858	1,870,960
Korea National Oil Corp., 5.375%, 2014	7/23/09	1,441,481	1,481,834
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 6/01/09	617,153	133,615
Morgan Stanley Capital I, Inc., FRN, 1.275%, 2039	7/20/04	413,636	263,229
PE Paper Escrow GmbH, 12%, 2014	7/24/09	207,320	216,910
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,490,000	2,377,824
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	285,670	170,834
Prudential Securities Secured Financing Corp., FRN, 7.284%, 2013	12/06/04	2,865,414	2,129,728
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014	7/16/09	609,576	624,433
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	7/16/09	1,479,542	1,521,493
SBA Telecommunications, Inc., 8%, 2016	7/21/09	337,722	343,400
SBA Telecommunications, Inc., 8.25%, 2019	7/21/09	292,498	299,425
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,572,375	1,556,682
Toys “R” Us, Inc., 10.75%, 2017	7/01/09 - 7/27/09	1,352,385	1,399,125
USG Corp., 9.75%, 2014	7/30/09	196,172	204,000
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	603,505	638,120
Woori America Bank, 7%, 2015	7/27/09	339,561	356,345

Total Restricted Securities			$26,703,123
% of Net Assets			5.3%

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/09 - continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$170,834	$7,310	$178,144
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	15,253,786	—	15,253,786
Non-U.S. Sovereign Debt	—	128,402,483	—	128,402,483
Corporate Bonds	—	282,078,626	—	282,078,626
Residential Mortgage-Backed Securities	—	3,634,802	—	3,634,802
Commercial Mortgage-Backed Securities	—	21,252,056	—	21,252,056
Asset-Backed Securities (including CDOs)	—	1,751,668	—	1,751,668
Foreign Bonds	—	40,665,382	—	40,665,382
Floating Rate Loans	—	15,015,760	—	15,015,760
Other Fixed Income Securities	—	2,307,776	—	2,307,776
Mutual Funds	18,166,807	—	—	18,166,807

Total Investments	$18,166,807	$510,533,173	$7,310	$528,707,290

Other Financial Instruments
Futures	$86,544	$—	$—	$86,544
Swaps	—	(3,544)	—	(3,544)
Forward Currency Contracts	—	(38,287)	—	(38,287)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4,364)
Net purchases (sales)	11,674
Transfers in and/or out of Level 3	—

Balance as of 7/31/09	$7,310

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$525,362,636

Gross unrealized appreciation	$34,580,535
Gross unrealized depreciation	(31,235,881)

Net unrealized appreciation (depreciation)	$3,344,654

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Multimarket Income Trust

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(3) Derivative Contracts at 7/31/09

Forward Foreign Currency Exchange Contracts at 7/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	1,510,329	8/31/09	$1,248,000	$1,260,817	$12,817
BUY	BRL	HSBC Bank	2,478,430	8/06/09	1,220,000	1,327,852	107,852
BUY	IDR	JPMorgan Chase Bank	12,232,385,853	8/10/09	1,185,309	1,230,982	45,673
BUY	INR	Deutsche Bank AG	55,677,065	8/24/09	1,147,271	1,159,355	12,084
SELL	JPY	JPMorgan Chase Bank	1,315,523,598	10/15/09	14,244,205	13,911,976	332,229
BUY	SEK	Citibank N.A.	9,346,006	8/31/09	1,248,000	1,295,346	47,346
BUY	TRY	Barclays Bank PLC	3,685,765	8/03/09 - 8/31/09	2,469,120	2,498,210	29,090

							$587,091

Liability Derivatives
SELL	CAD	UBS AG	1,157,948	8/17/09	$990,664	$1,074,953	$(84,289)
SELL	CHF	Credit Suisse Group	1,301,476	10/15/09	1,217,471	1,218,709	(1,238)
SELL	CHF	HSBC Bank	1,325,298	10/15/09	1,238,000	1,241,016	(3,016)
SELL	EUR	Barclays Bank PLC	882,481	9/17/09	1,249,000	1,257,884	(8,884)
SELL	EUR	Deutsche Bank AG	286,000	9/17/09	403,417	407,663	(4,246)
SELL	EUR	JPMorgan Chase Bank	681,535	10/15/09	952,329	971,446	(19,117)
SELL	EUR	UBS AG	20,401,828	9/17/09	28,747,400	29,080,667	(333,267)
SELL	GBP	Barclays Bank PLC	446,809	10/15/09	723,920	746,262	(22,342)
SELL	GBP	Deutsche Bank AG	446,809	10/15/09	724,135	746,262	(22,127)
BUY	JPY	UBS AG	18,687,903	10/15/09	198,748	197,629	(1,119)
SELL	SEK	UBS AG	1,764,899	8/31/09	223,425	244,613	(21,188)
SELL	TRY	Barclays Bank PLC	1,842,883	8/03/09	1,239,329	1,252,852	(13,523)
SELL	ZAR	HSBC Bank	10,058,541	8/20/09	1,201,048	1,292,070	(91,022)

							$(625,378)

Futures Contracts Outstanding at 7/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note (Long)	USD	50	$5,950,000	Sep-09	$86,544

Swap Agreements at 7/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
6/20/13	USD	1,110,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$(3,544)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co. IDB, 7.125%, 7/15/23.

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	124,591,362	(106,424,555)	18,166,807

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,524	$18,166,807

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2009, are as follows:

United States	66.4%
Japan	2.9%
Russia	2.5%
Brazil	2.4%
Qatar	1.9%
United Kingdom	1.7%
Italy	1.6%
Indonesia	1.6%
Canada	1.3%
Other Countries	17.7%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2009

*	Print name and title of each signing officer under his or her signature.